Summary of Long-term Investments (Parenthetical) (Detail) ¥ in Thousands, SGD in Thousands, $ in Thousands	Sep. 30, 2016 USD ($)		Sep. 30, 2016 CNY (¥)	May 31, 2016 USD ($)	May 31, 2016 SGD	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)
Investment Holdings [Line Items]
Amount due from a related party	$ 208							$ 103
Mayi White-Collar Investment Management Co., Ltd. ("Mayi Investment Management")
Investment Holdings [Line Items]
Equity method investments						$ 1,875	¥ 12,500
Percentage of ownership interest						12.50%	12.50%
Beijing Niuke Technology Co., Ltd. ("Niuke Technology")
Investment Holdings [Line Items]
Available-for-sale securities investments	$ 637		¥ 4,250
Investment ownership interest	8.50%		8.50%
Amdon Consulting Pte Ltd ("Amdon")
Investment Holdings [Line Items]
Cost method investments	$ 658	[1]		$ 658	SGD 900
Equity ownership interest				8.18%	8.18%
Committed Investment | Amdon Consulting Pte Ltd ("Amdon")
Investment Holdings [Line Items]
Cost method investments				$ 658	SGD 900
Equity ownership interest				6.82%	6.82%

[1]	In May 2016, the Group invested Singapore Dollar ("S$") 0.9 million (US$658) in preferred shares representing a 8.18% interest in Amdon, a Singapore based e-learning solution provider. The Group further committed to invest an additional S$0.9 million (US$658) for an additional 6.82% interest upon Amdon meeting certain revenue criteria. The fair value of Amdon's equity interest was not readily determinable and the Group did not have the ability to exercise significant influence over the operating and financial policies of Amdon. As a result, the investment was accounted for as a cost method investment.